Amount Due to a Related Party (Details Narrative) (US VR Global Inc.) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Amount due to a related party	$ 429,000	$ 874,000
US VR Global Inc. [Member]
Amount due to a related party		$ 874,722